RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 AFN (؋) shares	Jul. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
CONDENSED BALANCE SHEETS
Class A ordinary shares subject to possible redemption | $	$ 230,000,000	$ 230,000,000	$ 230,000,000		$ 230,000,000		$ 230,000,000	$ 230,000,000
Accumulated deficit | $	(23,450,531)	(45,738,792)	(44,696,198)		(45,738,792)		(23,450,531)	(33,171,769)
Total Shareholders' Deficit | $	$ (23,449,956)	$ (45,738,217)	$ (44,695,623)	$ (22,229,898)	$ (45,738,217)	$ (22,229,898)	$ (23,449,956)	$ (33,171,194)			$ 20,266	$ 0
Ordinary shares, shares subject to possible redemption		23,000,000	23,000,000		23,000,000
As Previously Reported
CONDENSED BALANCE SHEETS
Class A ordinary shares subject to possible redemption | $		$ 179,261,780	$ 180,304,370		$ 179,261,780
Class A ordinary shares | $		507	497		507
Additional paid-in capital | $		26,754,301	25,711,721		26,754,301
Accumulated deficit | $		(21,755,380)	(20,712,786)		(21,755,380)
Total Shareholders' Deficit | $		$ 5,000,003	$ 5,000,007		$ 5,000,003
Ordinary shares, shares subject to possible redemption		17,926,178	18,030,437		17,926,178
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Change in value of common stock subject to possible redemption | $			$ (11,524,430)		$ (12,567,020)
Restatement Adjustment
CONDENSED BALANCE SHEETS
Class A ordinary shares subject to possible redemption | $		$ 50,738,220	49,695,630		50,738,220
Class A ordinary shares | $		(507)	(497)		(507)
Additional paid-in capital | $		(26,754,301)	(25,711,721)		(26,754,301)
Accumulated deficit | $		(23,983,412)	(23,983,412)		(23,983,412)
Total Shareholders' Deficit | $		$ (50,738,220)	$ (49,695,630)		$ (50,738,220)
Ordinary shares, shares subject to possible redemption		5,073,822	4,969,563		5,073,822
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Change in value of common stock subject to possible redemption | $			$ 11,524,430		$ 12,567,020
Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Class A ordinary shares subject to possible redemption				230,000,000		230,000,000			؋ 230,000,000	$ 230,000,000
Accumulated deficit				(22,230,473)		(22,230,473)			(33,171,769)	(24,656,086)
Total Shareholders' Deficit				$ (22,229,898)		$ (22,229,898)			؋ (33,171,194)	$ (24,655,511)
Ordinary shares, shares subject to possible redemption				23,000,000		23,000,000		23,000,000	23,000,000	23,000,000
Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED BALANCE SHEETS
Class A ordinary shares subject to possible redemption				$ 202,770,100		$ 202,770,100			؋ 191,828,800	$ 200,344,480
Class A ordinary shares				272		272			382	297
Additional paid-in capital				3,246,216		3,246,216			14,187,406	5,671,811
Accumulated deficit				1,752,939		1,752,939			(9,188,357)	(672,674)
Total Shareholders' Deficit				$ 5,000,002		$ 5,000,002			؋ 5,000,006	$ 5,000,009
Ordinary shares, shares subject to possible redemption				20,277,010		20,277,010		19,182,880	19,182,880	20,034,448
Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED BALANCE SHEETS
Class A ordinary shares subject to possible redemption				$ 27,229,900		$ 27,229,900			؋ 38,171,200	$ 29,655,520
Class A ordinary shares				(272)		(272)			(382)	(297)
Additional paid-in capital				(3,246,216)		(3,246,216)			(14,187,406)	(5,671,811)
Accumulated deficit				(23,983,412)		(23,983,412)			(23,983,412)	(23,983,412)
Total Shareholders' Deficit				$ (27,229,900)		$ (27,229,900)			؋ (38,171,200)	$ (29,655,520)
Ordinary shares, shares subject to possible redemption				2,722,990		2,722,990		3,817,120	3,817,120	2,965,552
Class A common stock
CONDENSED BALANCE SHEETS
Ordinary shares, shares subject to possible redemption	23,000,000						23,000,000	23,000,000	23,000,000
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding	23,000,000	23,000,000	23,000,000	15,500,000	23,000,000	11,408,000	23,000,000	16,353,211
Diluted weighted average ordinary shares outstanding	23,000,000	23,000,000	23,000,000	15,500,000	23,000,000	11,408,000	23,000,000	16,353,211
Earnings Per Share, Basic | $ / shares	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Diluted net income per share | $ / shares	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Class A common stock | As Previously Reported
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding		23,000,000			23,000,000
Diluted weighted average ordinary shares outstanding		23,000,000	23,000,000		23,000,000
Class A common stock | Restatement Adjustment
CONDENSED STATEMENT OF OPERATIONS
Earnings Per Share, Basic | $ / shares		$ (0.04)	$ (0.40)		$ (0.44)
Diluted net income per share | $ / shares		$ (0.04)	$ (0.40)		$ (0.44)
Class A common stock | Restatement of warrants as derivative liabilities
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding				15,500,000		11,408,000		16,353,211
Diluted weighted average ordinary shares outstanding				15,500,000		11,408,000		16,353,211
Earnings Per Share, Basic | $ / shares				$ 0.08		$ 0.10		$ (0.42)
Diluted net income per share | $ / shares				$ 0.08		$ 0.1		$ (0.42)
Class A common stock | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding				23,000,000		23,000,000		23,000,000
Diluted weighted average ordinary shares outstanding				23,000,000		23,000,000		23,000,000
Class A common stock | Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding				(7,500,000)		(11,592,000)		(6,646,789)
Diluted weighted average ordinary shares outstanding				(7,500,000)		(11,592,000)		(6,646,789)
Earnings Per Share, Basic | $ / shares				$ 0.08		$ 0.10		$ (0.42)
Diluted net income per share | $ / shares				$ 0.08		$ 0.1		$ (0.42)
Class A Common Stock Subject to Redemption | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Initial classification of common stock subject to possible redemption | $						$ 200,344,480		$ 200,344,480
Change in value of common stock subject to possible redemption | $						2,351,240		(9,544,360)
Class A Common Stock Subject to Redemption | Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Initial classification of common stock subject to possible redemption | $						(200,344,480)		(200,344,480)
Change in value of common stock subject to possible redemption | $						$ (2,351,240)		9,544,360
Class A Common Stock Not Subject to Redemption
CONDENSED BALANCE SHEETS
Class A ordinary shares | $
Class B common stock
CONDENSED BALANCE SHEETS
Class A ordinary shares | $	$ 575						$ 575	$ 575
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding	5,750,000	5,750,000	5,750,000	5,505,435	5,750,000	5,372,000	5,750,000	5,529,817
Diluted weighted average ordinary shares outstanding	5,750,000.00	5,750,000	5,750,000	5,505,435	5,750,000	5,372,000	5,750,000	5,529,817
Earnings Per Share, Basic | $ / shares	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Diluted net income per share | $ / shares	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Class B common stock | As Previously Reported
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding		5,750,000	5,750,000		5,750,000
Diluted weighted average ordinary shares outstanding		5,750,000	5,750,000		5,750,000
Earnings Per Share, Basic | $ / shares		$ (0.18)	$ (2.03)		$ (2.20)
Diluted net income per share | $ / shares		(0.18)	(2.03)		(2.20)
Class B common stock | Restatement Adjustment
CONDENSED STATEMENT OF OPERATIONS
Earnings Per Share, Basic | $ / shares		0.14	1.63		1.76
Diluted net income per share | $ / shares		$ 0.14	$ 1.63		$ 1.76
Class B common stock | Restatement of warrants as derivative liabilities
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding				5,505,435		5,372,000		5,529,817
Diluted weighted average ordinary shares outstanding				5,505,435		5,372,000		5,529,817
Earnings Per Share, Basic | $ / shares				$ 0.08		$ 0.10		$ (0.42)
Diluted net income per share | $ / shares				$ 0.08		$ 0.1		$ (0.42)
Class B common stock | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding				5,750,000		5,750,000		5,529,817
Diluted weighted average ordinary shares outstanding				5,750,000		5,750,000		5,529,817
Earnings Per Share, Basic | $ / shares				$ 0.30		$ 0.30		$ (1.68)
Diluted net income per share | $ / shares				$ 0.3		$ 0.3		(1.68)
Class B common stock | Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED STATEMENT OF OPERATIONS
Basic weighted average ordinary shares outstanding				(244,565)		(378,000)
Diluted weighted average ordinary shares outstanding				(244,565)		(378,000)
Earnings Per Share, Basic | $ / shares				$ (0.22)		$ (0.20)		1.26
Diluted net income per share | $ / shares				$ (0.22)		$ (0.2)		$ 1.26